CONSOLIDATED INCOME STATEMENTS (unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Net sales to third parties	$ 1,198	$ 1,863	$ 3,020	$ 3,640
Other revenues	16	40	35	87
Net sales and other revenues	1,214	1,903	3,055	3,727
Cost of net sales	(854)	(922)	(1,806)	(1,847)
Cost of other revenues	(15)	(34)	(32)	(81)
Gross profit	345	947	1,217	1,799
Selling, general & administration	(595)	(760)	(1,272)	(1,416)
Research & development	(163)	(167)	(302)	(313)
Other income	9	6	18	18
Other expense	(62)	(79)	(155)	(189)
Operating (loss)	(466)	(53)	(494)	(101)
Interest expense	(30)	(35)	(61)	(44)
Other financial income & expense	(6)	(8)	(16)	(16)
(Loss) before taxes	(502)	(96)	(571)	(161)
Taxes	80	(294)	92	(338)
Net (loss)	$ (422)	$ (390)	$ (479)	$ (499)
(Loss) per share
Basic (in dollars per share)	$ (0.86)	$ (0.80)	$ (0.98)	$ (1.02)
Diluted (in dollars per share)	$ (0.86)	$ (0.80)	$ (0.98)	$ (1.02)
Weighted average number of shares outstanding
Basic (in shares)	489.0	488.2	488.8	488.2
Diluted (in shares)	489.0	488.2	488.8	488.2